Schedule of other non-current assets (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Value Added Tax (VAT)	€ 582,785	€ 290,150	€ 630,342
Research and development tax credit	1,300,000		167,000
Other non-current assets - related parties	1,158	14,594	207,218
Total other non-current assets	1,887,293	308,094	1,007,910
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets - related parties	€ 3,350	€ 3,350	€ 3,350